Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	$ 337
2024	332
2025	387
2026	394
2027	409
2028-2032	2,359
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	5
2024	5
2025	5
2026	5
2027	5
2028-2032	$ 19